Notes Payable (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes Payable [Line Items]
Total notes payable	$ 900,000	$ 900,000	$ 216,000
Less: debt discount	(55,078)	(141,049)	(62,325)
Total notes payable, less debt discount	844,292	758,951	153,675
Subordinated 8% promissory notes due December 2013
Notes Payable [Line Items]
Total notes payable	216,000	216,000	216,000
Subordinated 8% promissory notes due September 2014
Notes Payable [Line Items]
Total notes payable	$ 684,000	$ 684,000